Profit Before Tax (Tables)	12 Months Ended
Jun. 30, 2023
Profit Before Tax [Abstract]
Schedule of Profit Before Tax
	For the year ended
	30 June 2023	30 June 2022
	RM	RM

Profit before tax is arrived at after charging:
Depreciation of:
- property, plant and equipment	15,859,909	933,859
- right of use assets	126,945	116,801
Amortisation of intangible asset	22,423,147	15,423,146
Directors’ remuneration	60,000	67,277
Incorporation expenses	-	4,135
Rental of premises	96,000	104,774
Rental of equipment	6,095	4,770
Interest expense of lease liabilities	4,235	6,085

And crediting:
Gain on disposal of subsidiaries	(6,178)	-
Negative goodwill	-	(94,672)
Interest income	(776,511)	(229,225)